Significant Accounting Policies and Basis of Preparation (Detail Textuals) - CAD ($) $ in Millions	1 Months Ended	6 Months Ended
	Jan. 31, 2019	Jun. 30, 2019
Significant Accounting Policies and Basis of Preparation [Abstract]
Increase in total assets due to recognition of right-of-use assets		$ 2.1
Increase in total liabilities due to recognition of lease liabilities		$ 2.1
Incremental borrowing rate on discounted lease payments	5%-10%